TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND
TOUCHSTONE MID CAP FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Mid Cap Fund (the “Fund”) seeks long-term capital growth.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 44 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Y		Class Z	Institutional
Management Fees		0.80%	0.80%	0.80%		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none		none	none
Other Expenses		2.45%	2.82%	0.28%		2.62%	0.58%
Total Other Expenses		2.45%	2.82%	0.28%		2.87%	0.58%
Acquired Fund Fees and Expenses		3.50%	4.62%	1.08%		3.67%	1.38%
Fee Waiver and/or Expense Reimbursement	[1]	(2.29%)	(2.66%)	(0.12%)	[2]	(2.46%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%	[2]	1.21%	0.89%
[1]
Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96%, 1.21%, and 0.89% for Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares, respectively.  This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund.  No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Funds’ Management” in the Fund’s prospectus for more information.

[2]
Expenses shown above have been restated to reflect the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s annual report for the fiscal year ended September 30, 2012.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Expense Example, With Redemption, 1 Year	691	299	98	123	91
Expense Example, With Redemption, 3 Years	1,386	1,155	332	895	389
Expense Example, With Redemption, 5 Years	2,102	2,118	584	1,688	708
Expense Example, With Redemption, 10 Years	3,989	4,557	1,306	3,764	1,615

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $298 million and $10.37 billion as of November 30, 2012) at the time of purchase.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“TLC” or “Sub-Advisor”) seeks to purchase financially stable mid-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC’s mid-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a mid-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests.  TLC seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC’s price target, when the security’s fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with the Russell Midcap Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Mid Cap Fund - Class Y Total Returns as of December 31

Best Quarter: 3rd Quarter 2009 +19.68% Worst Quarter: 4th Quarter 2008 -23.35% The year-to-date return for the Fund’s Class Y shares as of December 31, 2012 is 19.90%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class Y shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.

The Class A shares and Class C shares inception date is May 14, 2007, and the Class Z shares inception date is April 24, 2006.  Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007, and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006.  Performance for these periods has been restated to reflect the impact of the Class A shares, Class C shares and Class Z shares fees and expenses, as applicable.  The Institutional Class shares inception date is January 27, 2012.  The Institutional Class shares performance was calculated using the historical performances of the Class Y shares for the period from January 2, 2003 to January 27, 2012.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s Statement of Additional Information.

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class Y	Class Y Return Before Taxes	19.90%	0.41%	9.86%	Jan. 02, 2003
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	19.56%	0.29%	8.68%	Jan. 02, 2003
Class Y After Taxes on Distributions and Sale of Fund Shares	Class Y Return After Taxes on Distributions and Sale of Fund Shares	13.37%	0.32%	8.09%	Jan. 02, 2003
Class A	Class A Return Before Taxes	12.66%	(0.94%)	9.00%	Jan. 02, 2003
Class C	Class C Return Before Taxes	17.62%	(0.34%)	8.93%	Jan. 02, 2003
Class Z	Class Z Return Before Taxes	19.48%	0.14%	9.57%	Jan. 02, 2003
Institutional	Institutional Return Before Taxes	19.98%	0.42%	9.87%	Jan. 02, 2003